Commitments and Contingencies - Additional Information (Detail) MillionTonnesPerAnnum in Millions, $ in Millions				12 Months Ended
		Dec. 01, 2023 USD ($)	Nov. 21, 2023 MillionTonnesPerAnnum	Dec. 31, 2023 USD ($) MillionTonnesPerAnnum	Feb. 27, 2024 USD ($)	Dec. 31, 2023 CAD ($)	May 16, 2023 USD ($)	Sep. 07, 2022 USD ($)	Sep. 07, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 21, 2022 USD ($)	Jan. 26, 2022 USD ($)	Jan. 26, 2022 CAD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	[1],[2]			$ 322,000,000
Upfront cash consideration paid to date	[1]			$ 46,352,000
Percentage of reassessments interest and penalties				50.00%
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				$ 32,000,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				$ 138,000,000
Reduced stream percentage of gold				0.909%		0.909%
Current stream percentage of gold				10.00%		10.00%
Amount of non-refundable advance				$ 2,000,000
Current stream percentage of silver				50.00%		50.00%
Reduced stream percentage of silver				0.00%		0.00%
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				$ 126,000,000
Amount of non-refundable advance				2,000,000
Kutcho [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				$ 58,000,000
Salobo [member]
Disclosure of contingent liabilities [line items]
Amount paid on expansion		$ 370,000,000
Term of Agreement				90-day
Salobo [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum				35
Salobo [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Historical Mill throughput capacity | MillionTonnesPerAnnum				24
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum				35
Estimated expansion payments				$ 52,000,000
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member] | High Grade Mine Plan [Member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments				$ 5,100,000
Salobo [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Historical Mill throughput capacity | MillionTonnesPerAnnum				36
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments				$ 163,000,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | High Grade Mine Plan [Member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments				$ 8,500,000
Salobo [member] | Weighted average [member]
Disclosure of contingent liabilities [line items]
Historical Mill throughput capacity | MillionTonnesPerAnnum			32	32
Marmato [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				$ 122,000,000								$ 175,000,000
Upfront cash consideration paid to date												$ 53,000,000
Fenix Gold [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				25,000,000
Marathon [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				151,000,000		$ 200							$ 178,000,000	$ 240
Upfront cash consideration paid to date								$ 15,000,000	$ 20	$ 16,000,000	$ 20
Curipamba [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				162,300,000
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives				250,000
Santo Domingo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				260,000,000
Canada Revenue Agency 1 [member]
Disclosure of contingent liabilities [line items]
Potential estimated tax and interest and penalty reassessment				2,000,000
Copper World [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				230,000,000
First installment payable on permitting projet				50,000,000
Balance installment amount payable once project costs incurred exceeds specified amount				180,000,000
Project costs incurred to trigger balance installment payable				98,000,000
Kudz Ze Kayah [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration paid to date					$ 39,000,000
Additional contingency payment for agreement					5,000,000
Curraghinalt [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				55,000,000
Platreef [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid					$ 412,000,000
Cangrejos [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				271,000,000			$ 15,000,000
Amount to be drawn down for acquisition commitment							$ 4,000,000
Mineral Park [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				115,000,000
amount payable for each installment of projects				25,000,000
Final installment payable				40,000,000
Mt Todd Royalty [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid				$ 17,000,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.